Subsequent Events (Q3) (Details) - USD ($)			6 Months Ended	12 Months Ended
	Nov. 20, 2020	Oct. 12, 2020	Dec. 31, 2018	Dec. 31, 2019
Subsequent Events [Abstract]
Proceeds from loan			$ 218,610	$ 0
Subsequent Event [Member] | Working Capital Loan [Member]
Subsequent Events [Abstract]
Maximum borrowing capacity	$ 1,000,000
Proceeds from loan	$ 400,000
Subsequent Event [Member] | Advent Stockholders [Member]
Subsequent Events [Abstract]
Merger consideration		$ 250,000,000
Subsequent Event [Member] | Class A Common Stock [Member] | Advent Stockholders [Member]
Subsequent Events [Abstract]
Value per share (in dollars per share)		$ 10.00